Principles of Consolidation	3 Months Ended
Apr. 30, 2012
Principles of Consolidation
Principles of Consolidation

(2) Principles of Consolidation

        The consolidated financial statements include the accounts of Splunk Inc. and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.